Property, plant and equipment - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Land	€ 56	€ 50
Recognised finance lease as assets	€ 334	€ 281